UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152


13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert M. Donahue, Jr.
Title:  Manager
Phone:  (212) 418-1700


Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.          New York, NY              May 15, 2008
--------------------------         --------------             ------------
       [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:      $238,329
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number        Name

1.      028-12254                   Quadrangle Equity Investors Ltd

2.      028-12486                   Quadrangle Equity Investors LP

                                                     FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT    PRN CALL  DISCRETION MANGS   SOLE     SHARED  NONE
----------------------------   --------------   ---------   --------   -------    --- ----   -------   -----   ----     ------  ----

CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     30,461     357,400  SH          SOLE      0      357,400
DISCOVERY HOLDING CO           CL A COM         25468Y107     18,037     850,000  SH          SOLE      0      850,000
EQUINIX INC                    COM NEW          29444U502     14,628     220,000  SH          SOLE      0      220,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     18,102     515,000  SH          SOLE      0      515,000
GLOBAL CROSSING LTD            SHS NEW          G3921A175      7,883     520,000  SH          SOLE      0      520,000
LIBERTY GLOBAL INC             COM SER B        530555200      2,142      63,800  SH          SOLE      0       63,800
LIBERTY GLOBAL INC             COM SER C        530555309      1,624      50,000  SH          SOLE      0       50,000
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M500     32,036   1,415,000  SH          SOLE      0    1,415,000
MDC PARTNERS INC               CL A SUB VTG     552697104      5,852     805,000  SH          SOLE      0      805,000
MELCO PBL ENTMNT LTD           ADR              585464100      5,954     523,200  SH          SOLE      0      523,200
SPRINT NEXTEL CORP             COM SER 1        852061100     21,743   3,250,000  SH          SOLE      0    3,250,000
TIME WARNER INC                COM              887317105     22,783   1,625,000  SH          SOLE      0    1,625,000
TIME WARNER TELECOM INC        CL A             887319101     25,094   1,620,000  SH          SOLE      0    1,620,000
VALASSIS COMMUNICATIONS INC    COM              918866104      9,548     880,000  SH          SOLE      0      880,000
VIRGIN MEDIA INC               COM              92769L101     22,442   1,595,000  SH          SOLE      0    1,595,000





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